Basis of Presentation and Significant Accounting Policies - Additional Information (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 24, 2020 $ / shares	Aug. 20, 2020 $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021	Sep. 30, 2022 $ / shares	Sep. 30, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	0.8741	1.14396
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 5.5
Minimum | Network Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives					P3Y
Minimum | Office Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives					P3Y
Minimum | Furniture
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives					P3Y
Maximum | Network Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives					P5Y
Maximum | Office Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives					P5Y
Maximum | Furniture
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives					P5Y
Customer Concentration Risk | Sales Revenue | Minimum
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			90.00%	90.00%	90.00%	90.00%	90.00%
Customer Concentration Risk | Sales Revenue | Maximum
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage								90.00%